Fair Value Measurements - Fair Value, Concentration of Risk (Details)	Sep. 30, 2024 $ / shares	Mar. 04, 2024 $ / shares
Fair value of common stock
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.71	3.53
Derivative liability, measurement input	0.71	3.53
Term in years
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input	1.23	1.25
Volatility of revenue
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.230	0.260
Derivative liability, measurement input	1.150	1.300
Discount rate applicable to revenue
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.070	0.070
Risk-free rate
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.037	0.045
Derivative liability, measurement input	0.039	0.049
Risk premium
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.033	0.025
Cost of debt
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.155	0.155
Credit risk spread
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.119	0.110
Equity volatility
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	1.150	1.300
Debt discount
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input	0.300	0.300